LONG-TERM INVESTMENTS, NET - Long-term held to maturity investments (Details) - Dec. 31, 2025 - Long-term investments ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LONG-TERM INVESTMENTS, NET
Cost or Amortized cost	¥ 1,079,771
Gross unrecognized holding gains	388
Gross unrecognized holding losses	(275)
Fair value	¥ 1,079,884	$ 154,421